Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accrued payroll and related costs	$ 24,717	$ 48,232
Warranty reserves (Note 15)	33,270	24,449	24,485	26,404
Estimated cost for completion	54,437	53,160
Customer deposits	14,229	13,432
Debt (nonrecourse) held by VIEs (Note 9)	9,512	6,571
Income tax liability to Weyerhaeuser (Note 18)	15,659	16,577
Liability for uncertain tax positions (Note 17)	13,797
Accrued interest on Senior Notes and notes payable	3,059
Accrued insurance expense	9,180
Other	32,149	28,261
Accrued expenses and other liabilities	$ 210,009	$ 190,682